STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Sep. 30, 2021
Equity [Abstract]
SCHEDULE OF STOCK OPTIONS

No stock or stock options were granted to employees, officers, and directors during the year ended September 30, 2021.

Year Ended September 30, 2020
Balance on September 30, 2019	1,100,000
New Awards	620,000
Options Cancelled	(920,000)
Balance at September 30, 2020	800,000

SCHEDULE OF WARRANT ACTIVITY

Warrant activities for the years ended September 30, 2021 and 2020 are as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at September 30, 2019	24,290,866	$1.14	4.84
Granted	—	—	—
Exercised	—	—	—
Canceled/Forfeited	(544,000)	2.11	—
Outstanding at September 30, 2020	23,746,866	1.12	3.74
Granted	63,882,054	0.34	5.15
Exercised	—	—	—
Canceled/Forfeited	—	—	—
Outstanding at September 30, 2021	87,628,920	$0.55	4.77